Related Party Transactions - Schedule of Activities with Affiliates of Noncontrolling Shareholders (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Amounts paid	$ 158	$ 14	$ 510	$ 269	$ 776	$ 515
R&D expense recognized	$ 10	$ 289	94	$ 469	146	520
Prepaid R&D expenses [Member]
Related Party Transaction [Line Items]
Related party transaction, Balances			76		14	55
Accounts payable [Member]
Related Party Transaction [Line Items]
Related party transaction, Balances			58		352	167
Accrued liabilities [Member]
Related Party Transaction [Line Items]
Related party transaction, Balances			$ 39		$ 99	$ 250